Business Segment Information (Additional Detail) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization	$ 1,613,897	$ 3,159,927
Operating profit (loss)	(2,412,732)	(739,403)
Interest expense	2,135,115	801,942
Net loss	(8,976,826)	(4,297,509)
Purchases of property and equipment	182,641
Calpian, Inc [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization	1,613,897	3,159,927
Operating profit (loss)	(2,878,888)	(739,403)
Interest expense	1,064,537	801,942
Net loss	(8,348,291)	(4,297,509)
Purchases of property and equipment	9,533
Calpian Commerce, Inc [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization	910,575
Operating profit (loss)	466,156
Interest expense	1,070,578
Net loss	(628,534)
Purchases of property and equipment	$ 173,108